Stock-based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options, Outstanding at December 31, 2014 (in shares) | shares	4,670,897
Options, Exercised (in shares) | shares	(725,816)
Options, Expired (in shares) | shares	(74,390)
Options, Forfeited (in shares) | shares	(205,667)
Options, Outstanding at December 31, 2015 (in shares) | shares	3,665,024
Options, Exercisable at December 31, 2015 (in shares) | shares	3,248,446
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, Outstanding at December 31, 2014 (in dollars per share) | $ / shares	$ 10.76
Weighted-Average Exercise Price, Exercised (in dollars per share) | $ / shares	8.34
Weighted-Average Exercise Price, Expired (in dollars per share) | $ / shares	19.41
Weighted-Average Exercise Price, Forfeited (in dollars per share) | $ / shares	18.87
Weighted-Average Exercise Price, Outstanding at December 31, 2015 (in dollars per share) | $ / shares	10.61
Weighted-Average Exercise Price, Exercisable at December 31, 2015 (in dollars per share) | $ / shares	$ 9.63
Weighted-Average Remaining Contractual Term, Outstanding at December 31, 2015	4 years 9 months 18 days
Weighted-Average Remaining Contractual Term, Exercisable at December 31, 2015	4 years 6 months
Aggregate Intrinsic Value, Outstanding at December 31, 2015 | $	$ 13.3
Aggregate Intrinsic Value, Exercisable at December 31, 2015 | $	$ 13.2